Share-based Payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

13. Share-based payments

The Company has six share-based payment plans for employees, directors and consultants. The share options granted under these plans will be settled in equity. Options granted under each of the six plans have a maximum life of 10 years.

2018 options

In 2018, share options were granted under the following share-based payment plan:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years, with the exception of options granted to a consultant, which vested immediately.

13. Share-based payments (continued)

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

2019 options

In 2019, share options were granted under the following share-based payment plans:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

Stock option plan (U.S. Sub-Plan)

Options granted under these plans will vest if the option holder remains under their respective employment contract for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

2020 options

In 2020, share options were granted under the following share-based payment plans:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

Long-Term Incentive Plan

Options granted under this plan will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under this plan will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as RSU-style options are automatically exercised on vesting.

If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

13. Share-based payments (continued)

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2018	4,711,502	1.29
Granted	253,500	17.01
Forfeited	(143,438)	12.74
Exercised[1]	(415,312)	0.50
Outstanding at December 31, 2018	4,406,252	1.90
Granted	1,202,150	10.82
Forfeited	(48,625)	10.42
Lapsed	(8,750)	3.90
Exercised[2]	(252,187)	0.50
Outstanding at December 31, 2019	5,298,840	3.91
Granted	2,665,639	4.03
Forfeited	(192,750)	10.89
Lapsed	(14,438)	7.42
Exercised[3]	(32,500)	0.45
Outstanding at December 31, 2020[4]	7,724,791	3.78
Vested and exercisable at December 31, 2020	4,176,281	2.07
Vested and exercisable at December 31, 2019	3,811,736	1.15
Vested and exercisable at December 31, 2018	3,847,305	0.68

1. The weighted average share price at the date of exercise of these options was £18.23
2. The weighted average share price at the date of exercise of these options was £7.65
3. The weighted average share price at the date of exercise of these options was £4.63
4. The exercise price of outstanding share options ranges from £0.04 to £18.05

The weighted average remaining contractual life of the share options outstanding as at December 31, 2020 is 5.77 years (2019: 4.63; 2018: 3.96).

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for the 2018 share options.

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	Aug 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	Aug 14, 2019
	Apr 11, 2020		May 8, 2020	Aug 14, 2020
	Apr 11, 2021		May 8, 2021	Aug 14, 2021
	Apr 11, 2022		May 8, 2022	Aug 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.65
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	Aug 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time being 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of companies comparable to NuCana plc. In the year ended December 31, 2018, an employee remuneration expense, all of which related to equity-settled share-based payments, of £1.8 million has been included in the statement of operations and credited to equity.

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2019 share options.

	Options granted on
	Mar 13, 2019	May 15, 2019	Sept 11, 2019
Vesting dates	Mar 13, 2020	May 15, 2020	Sept 11, 2020
	Mar 13, 2021	May 15, 2021	Sept 11, 2021
	Mar 13, 2022	May 15, 2022	Sept 11, 2022
	Mar 13, 2023	May 15, 2023	Sept 11, 2023
Volatility	69.05%	69.08%	70.14%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.85%	0.77%	0.44%
Fair value of option at grant date	£5.46	£6.07	£4.22
Fair value of share at grant date	£10.13	£11.26	£7.79
Exercise price at date of grant	£10.13	£11.26	£7.79
Lapse date	Mar 13, 2029	May 15, 2029	Sept 11, 2029
Expected option life (years)	4.50	4.50	4.50
Number of options granted	120,750	967,400	114,000

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time being 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of companies comparable to NuCana plc. In the year ended December 31, 2019, an employee remuneration expense, all of which related to equity-settled share-based payments, of £3.2 million (2018: £1.8 million) has been included in the statement of operations and credited to equity.

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2020 share options.

	Options granted on
	June 10, 2020	Sept 9, 2020	Sept 9, 2020	Dec 9, 2020
Vesting dates	June 10, 2021	Sept 9, 2021	Sept 9, 2021	Dec 9, 2021
	June 10, 2022	Sept 9, 2022	Sept 9, 2022	Dec 9, 2022
	June 10, 2023	Sept 9, 2023	Sept 9, 2023	Dec 9, 2023
	June 10, 2024	Sept 9, 2024	Sept 9, 2024	Dec 9, 2024
Volatility	76.59%	82.98%	87.21%	81.26%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.003%	(0.08)%	(0.08)%	(0.03)%
Fair value of option at grant date	£2.76	£4.24	£4.24	£2.10
Fair value of share at grant date	£4.78	£4.28	£4.28	£3.48
Exercise price at date of grant	£4.78	£0.04	£0.04	£3.48
Lapse date	June 10, 2030	Sept 9, 2030	-	Dec 9, 2030
Expected option life (years)	4.50	3.50	2.50	4.50
Number of options granted	2,186,780	290,356	108,503	80,000

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than three years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of three years or less, have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2020, an employee remuneration expense, all of which related to equity-settled share-based payments, of £4.3 million (2019: £3.2 million; 2018: £1.8 million) has been included in the statement of operations and credited to equity.